Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
28.
FINANCIAL INSTRUMENTS

Fair value of the Group's financial assets and financial liabilities that are measured at fair value on a recurring basis.

Some of the Group's financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of
	December 31, 2024	December 31, 2023	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Financial assets
Money market fund	$—	$5,761	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Maxpro public warrants assumed by Apollomics (Note 5)	95	259	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics, and Private warrants issued in connection with the conversion of the promissory note payable to the Maxpro Sponsor (Note 5)	6	15	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny warrants (Note 5)	1	56	Level 3	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	102	330

(i)
Fair value of financial assets and financial liabilities that are not measured at fair value

The management of the Company consider that the carrying amount of the Group's financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values. Such fair values have been deemed in accordance with generally accepted pricing models based on a discounted cash flow analysis.

a.
Categories of financial instruments

	As of December 31,
	2023	2024
Financial assets
Financial assets at FVTPL	$5,761	$—
Amortized cost	32,166	—
Financial liabilities
Financial liability at FVTPL	330	102
Amortized cost	5,970	—

The financial assets at FVTPL of $5.8 million and $0 as of December 31, 2023 and 2024, respectively, represents investment in a money market fund in the US, which solely holds investments in the US treasury bonds.

b.
Financial risk management objectives and policies

Financial risk factors

The Group’s major financial instruments include rental deposits, financial asset at FVTPL, time deposits with original maturity over three months, cash and cash equivalents, other payables, financial liabilities arising from unvested restricted shares and convertible preferred shares. Details of the financial instruments are disclosed in respective notes. The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, interest rate risk and other price risk), credit and counterparty risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management of the Company manage and monitor these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Market risk

Currency risk

Certain bank balances, deposits and other payables are denominated in currencies other than the functional currency of the group entities, which exposes the Group to foreign currency risk.

The Group currently does not have a foreign currency hedging policy. However, the management monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of each reporting period are as follows:

	Assets		Liabilities
	As of December 31,		As of December 31,
	2023	2024	2023	2024
Renminbi (“RMB”)	$6,071	$3,069	$5,443	$1,286
Australian Dollars (“AUD”)	796	1,257	771	949
	$6,867	$4,326	$6,214	$2,235

Sensitivity analysis

The Group is mainly exposed to the fluctuation of foreign exchange rate of RMB and AUD.

The following table details the Group’s sensitivity to a 5% decrease in the functional currency of the relevant group entities against the relevant foreign currencies. The following sensitivity analysis includes only outstanding monetary items denominated in foreign currencies and adjusts their translation at the year end for a 5% change in foreign currency exchange rate, which is the sensitivity rates used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in currencies exchange rates. A positive (negative) number below indicates a decrease (increase) in loss for the year when the foreign currency below strengthen 5% against the functional currency of the relevant group entities. For a 5% weakening of these foreign currencies against the functional currency of the relevant group entities, there would be an equal and opposite impact on the loss for the year.

	2022	2023	2024
Impact of RMB on loss for the year	$386	$659	$1,872
Impact of AUD on loss for the year	(7)	26	323

In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the year end exposure does not reflect the exposure during the years ended December 31, 2022, 2023 and 2024.

Interest rate risk

The Group are exposed to fair value interest rate risk in relation to time deposits and lease liabilities.

The Group are also exposed to cash flow interest rate risk in relation to variable-rate bank balances as disclosed in Note 21. The Group’s cash flow interest rate risk are mainly concentrated on the fluctuation of interest rates on bank balances. The management of the Company consider that the exposure of cash flow interest rate risk arising from variable-rate bank balances is insignificant, therefore no sensitivity analysis on such risk has been prepared.

Other price risk

The Group are exposed to other price risk arising from the investment in money market funds in the U.S.

Sensitivity analysis

Investment in money market fund in the U.S.

No sensitivity analysis is performed as the management of the Company consider that the exposure of other price risk arising from the investment in a money market fund in the U.S. is insignificant because the investment is mainly on U.S. treasury bonds with high credit rating and liquidity.

Credit and counterparty risk

Credit and counterparty risk refers to the risk that a counterparty will default on its contractual obligations resulting financial loss to the Group.

In order to minimize the credit risk, the Company reviews the recoverable amount of each individual debt at the end of each reporting period to ensure that adequate impairment losses are made for irrecoverable amounts. In this regard, the management of the Company consider that the Group’s credit and counterparty risk is significantly reduced.

The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets at amortized cost
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Watch list	Debtor frequently repays after due dates but settles the amounts in full	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

	External			The Group
	credit	Internal	12-month ECL	As of December 31,
	rating	credit rating	or lifetime ECL	2023	2024
Financial assets
Deposits	N/A	Low risk	12-month ECL	$110	$—
Cash and cash equivalents	A3 to Aa2	N/A	12-month ECL	32,056	9,766
				$32,166	$9,766

Deposits

The Group assessed the ECL for its deposits individually based on internal credit rating which, in the opinion of the management of the Company, have no significant increase in credit risk since initial recognition. ECL is estimated based on historical observed default rates over the expected life of debtors and is adjusted for forward-looking information that is available without undue cost or effort. No12-month ECL was made as of December 31, 2023 and 2024, as the counterparties involved are considered with low risk (based on the internal credit rating) and the ECL involved is not material.

Cash and cash equivalents and time deposits with original maturity over three months

A significant portion of the Group’s bank balances and deposits are placed with international banks in the U.S. The credit risks on bank balances and deposits are limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies and are all classified as low risk by the Group by reference to available external credit rating.

Other than the credit risks mentioned above, the Group do not have any other significant concentration of credit risk.

No 12-month ECL has been provided during the years ended December 31, 2022, 2023 and 2024. The management of the Company has assessed the impact and concluded the ECL involved is not material.

Liquidity risk

As at December 31, 2024, the Group recorded net assets of $4.9 million. In the management of liquidity risk, the management of the Company have reviewed the Group’s cash flow projections to ensure the Group maintains a level of cash and cash equivalents deemed adequate by the management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows.

The following table details the Group’s remaining contractual maturity for its non-derivative financial liabilities and lease liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities and lease liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate at the end of each reporting period.

		On
		demand
	Weighted	or less					Total
	average	than 1	1 to 3	3 Months	1 to 2	2 to 4	undiscounted	Carrying
	interest rate	Month	Months	to 1 Year	Years	Years	cash flows	amount
	%	$	$	$	$	$	$	$
December 31, 2023
Other payables	N/A	5,970	—	—	—	—	5,970	5,970
Total		5,970	—	—	—	—	5,970	5,970
Lease liabilities	4.85	44	31	83	216	50	495	425
December 31, 2024
Other payables	N/A	10,768	—	—	—	—	10,768	10,768
Total		10,768	—	—	—	—	10,768	10,768
Lease liabilities	6.11	19	39	175	484	249	1,024	966

c.
Fair values measurements of financial instruments
(i)
Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

						Relationship of
	Fair value as of				Significant	unobservable
	December 31,		Fair value	Valuation technique(s) and key	unobservable	inputs to fair
	2023	2024	hierarchy	inputs	inputs	value
Financial assets
Money market fund	$5,761	$—	Level 1	Redemption value quoted by banks with reference to the expected return of the underlying assets	N/A	N/A
Financial liabilities
Warrants	330	102	Level 1

Public warrants and private warrants are based on the valuation of the public price of APLMW which is directly observable market (level 1) while the penny warrants are based on the underlying share price of APLM, also a directly observable market (level 1)

					N/A	N/A

(ii)
Reconciliation of Level 3 fair value measurements

Details of reconciliation of Level 3 fair value measurement for the convertible Preferred Shares are set out in Note 24. All the unrealized fair value changes of $189.6 million, $76.4 million and nil for the years ended December 31, 2022, 2023 and 2024, respectively, relate to the convertible Preferred Shares were recognized in the profit or loss.

(iii)
Fair value of financial assets and financial liabilities that are not measured at fair value

The management of the Company consider that the carrying amount of the Group’s financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.